Statements of Operations (Parenthetical)	3 Months Ended		12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Jan. 31, 2018	Jan. 31, 2017
Income Statement [Abstract]
Forward stock split	20:1	20:1	20:1	20:1